Fees Summary	Jul. 31, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 271,687,500.00
Previously Paid Amount	41,595.36
Total Fee Amount	0.00
Total Offset Amount	0.00
Net Fee	$ 41,595.36